Note 2 - Principles Of Consolidation, Accounting Policies And Measurement Bases Applies And Recent IFRS Pronouncements	6 Months Ended
Jun. 30, 2019
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Significant Account Policies

2. Principles of consolidation, accounting policies and measurement bases applied and recent IFRS pronouncements

The accounting policies and methods applied for the preparation of the accompanying condensed interim consolidated financial statements do not differ significantly to those applied in the consolidated financial statements of the Group for the year ended December 31, 2018 (Note 2) , except for the entry into force of new standards in 2019.

2.1 Standards and interpretations that became effective in the first six months of 2019

The following amendments to the IFRS standards or their interpretations (hereinafter “IFRIC”) became effective on or after January 1, 2019. They have had an impact on the BBVA Group’s condensed interim consolidated financial statements corresponding to the period ended June 30, 2019.

IFRS 16 – “Leases”

Effective January 1, 2019, IFRS 16 replaced IAS 17 “Leases”. The new standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases. The standard provides two exceptions that can be applied in the case of short-term contracts and those in which the underlying assets have low value. BBVA has elected to apply both exceptions. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset, which is recorded under the headings “Tangible assets – Property plants and equipment” and “Tangible assets – Investment properties” of the consolidated balance sheet (see Note 16) and a lease liability representing its obligation to make lease payments which are recorded under the heading “Financial liabilities at amortized cost – Other financial liabilities” in the consolidated balance sheet (see Note 21.6). In the consolidated income statement, the amortization of the right to use is recorded in the heading “Depreciation and amortization – tangible asset” (see Note 40) and the financial cost associated with the lease liability is recorded in the heading “Interest expense – financial liabilities at amortized cost” (see Note 32.2).

With regard to lessor accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor will continue to classify its leases as operating leases or finance leases, and to account for those two types of leases differently.

At the transition date, the Group decided to apply the modified retrospective approach which requires recognition of a lease liability equal to the present value of the future payments committed to as of January 1, 2019. Regarding the measurement of the right-of-use asset, the Group elected to record an amount equal to the lease liability, adjusted for the amount of any advance or accrued lease payment related to that lease recognized in the balance sheet before the date of initial application.

As of January 1, 2019, the Group recognized assets for the right-of-use and lease liabilities for an amount of €3,419 and €3,472 million, respectively. The impact in terms of capital (CET1) of the Group amounted to -11 basis points.

IFRIC 23 – “Uncertainty over Income Tax Treatments”

IFRIC 23 provides guidance on how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments.

If the entity considers that it is probable that the taxation authority will accept an uncertain tax treatment, the Interpretation requires the entity to determine taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filings.

If the entity considers that it is not probable that taxation authority will accept an uncertain tax treatment, the Interpretation requires the entity to use the most likely amount or the expected value (sum of the probability weighted amounts in a range of possible outcomes) in determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates. The method used should be the method that the entity expects to provide the better prediction of the resolution of the uncertainty.

The implementation of this standard as of January 1, 2019 has not had a significant impact on the Group’s condensed interim consolidated financial statements.

Amended IAS 28 – “Long-term Interests in Associates and Joint Ventures”

The amendments to IAS 28 clarify that an entity is required to apply IFRS 9 to long term interests in an associate or joint venture that, in substance, form part of the net investment in the associate or joint venture but to which the equity method is not applied.

The implementation of this standard as of January 1, 2019 has not had a significant impact on the Group’s condensed interim consolidated financial statements.

Annual improvements cycle to IFRSs 2015-2017

The annual improvements cycle to IFRSs 2015-2017 includes minor changes and clarifications to IFRS 3- “Business Combinations”, IFRS 11 – “Joint Arrangements”, IAS 12 – “Income Taxes” and IAS 23 – “Borrowing Costs”. The implementation of these standards as of January 1, 2019 has not had a significant impact on the Group’s condensed interim consolidated financial statements.

Additionally, this project has introduced an amendment to IAS 12, whose entry into force on January 1, 2019 meant that the tax impact of the distribution of generated benefits must be recorded in the "Expenses or income for taxes on the profits of the continuing activities" line of the consolidated income statement for the year. The amount derived from this amendment to IAS 12 resulted in a credit of €32 million in the consolidated income statement for the first half of the 2019 fiscal year (see Note 1.3).

Amended IAS 19 – “Plan Amendment, Curtailment or Settlement”

The minor amendments in IAS 19 concern the cases if a plan is amended, curtailed or settled during the period. In these cases, an entity should ensure that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions applied for the remeasurement. In addition, amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling.

The implementation of this standard as of January 1, 2019 has not had a significant impact on the Group´s condensed interim consolidated financial statements.

2.2 Standards and interpretations issued but not yet effective as of June 30, 2019

The following new International Financial Reporting Standards together with their interpretations had been published at the date of preparation of the accompanying condensed interim consolidated financial statements, but are not mandatory as of June 30, 2019. Although in some cases the International Accounting Standards Board (“IASB”) allows early adoption before their effective date, the BBVA Group has not proceeded with this option for any such new standards.

IAS 1 and IAS 8 – “Definition of Material”

This Standard will be applied to the accounting years starting on or after January 1, 2020.

IFRS 3 – “Definition of a business”

This Standard will be applied to the accounting years starting on or after January 1, 2020.

IFRS 17 – “Insurance Contracts”

This Standard will be applied to the accounting years starting on or after January 1, 2022.